Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic EPS Calculation
Earnings available to common stockholders - basic	$ 21,369	$ 35,465	$ 15,625	$ (5,500)
Weighted-average number of common shares outstanding (in shares)	1,873	1,931	1,916
Add: deferred awards held as stock units (in shares)	0	0	0
Total weighted-average number of common shares outstanding (in shares)	1,873	1,931	1,916
Earnings per share of common stock - basic (in dollars per share)	$ 11.41	$ 18.36	$ 8.15
Diluted EPS Calculation
Earnings available to common stockholders - diluted	$ 21,369	$ 35,465	$ 15,625
Weighted-average number of common shares outstanding (in shares)	1,873	1,931	1,916
Add: deferred awards held as stock units (in shares)	0	0	0
Add: dilutive effect of employee stock-based awards (in shares)	7	9	4
Total weighted-average number of common shares outstanding (in shares)	1,880	1,940	1,920
Earnings per share of common stock - diluted (in dollars per share)	$ 11.36	$ 18.28	$ 8.14